Employee Benefit Plans - Pretax Amounts for Net Periodic Benefit Cost and Other Amounts Included in Other Comprehensive Income (Loss) for the Defined Benefit Pension and Other Postretirement Benefit Plans (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended										0 Months Ended
	Dec. 31, 2013 Pension Benefits [Member]	Dec. 31, 2012 Pension Benefits [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member]	Dec. 31, 2013 Successor [Member] Pension Benefits [Member]	Dec. 31, 2011 Successor [Member] Pension Benefits [Member]	Dec. 31, 2012 Successor [Member] Pension Benefits [Member]	Dec. 31, 2013 Successor [Member] Other Postretirement Benefits [Member]	Dec. 31, 2011 Successor [Member] Other Postretirement Benefits [Member]	Dec. 31, 2012 Successor [Member] Other Postretirement Benefits [Member]	Jan. 14, 2011 Predecessor [Member] Pension Benefits [Member]	Jan. 14, 2011 Predecessor [Member] Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 453	$ 408	$ 248	$ 301	$ 453	$ 1,010	$ 408	$ 248	$ 1,425	$ 301	$ 94	$ 68
Interest cost	11,600	12,732	912	2,200	11,600	13,285	12,732	912	3,847	2,200	562	167
Recognized actuarial loss (gain)	(4,114)	11,063	(3,674)	4,445	469		519	279			49	(19)
Amortization of prior service credit								(9,618)	(1,994)	(6,759)		(86)
Net curtailment loss (gain)						(2,161)
Net settlement/curtailment gain								(21)		(971)
Settlement loss						941	1,535
Expected return on plan assets					(14,439)	(14,098)	(12,803)		(160)	(165)	(588)	(7)
Net periodic benefit cost (income)					(1,917)	(1,023)	2,391	(8,200)	3,118	(5,394)	117	123
Changes in plan assets and benefit obligations included in other comprehensive income (loss):
Change in unrecognized net actuarial loss (gain)					2,686	32,533	(6,436)	(2,984)	(218)	4,286	(49)	19
Change in unrecognized prior service credit								5,376	(23,146)	(20,023)		86
Total included in other comprehensive income (loss)					2,686	32,533	(6,436)	2,392	(23,364)	(15,737)	(49)	105
Total recognized in net periodic benefit cost and included in other comprehensive income (loss)					$ 769	$ 31,510	$ (4,045)	$ (5,808)	$ (20,246)	$ (21,131)	$ 68	$ 228